Note 10 - Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Tax Expense (Benefit), Total	$ 0	$ 0
Deferred Income Tax Assets, Net, Total	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,200,000	(964,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Liability, Total		$ 0
Number of Foreign Subsidiaries	0
Operating Loss Carryforwards, Total	$ 33,500,000
Operating Lease Carryforwards with Expiration Dates	28,700,000
Operating Loss Carryforwards Expiring Indefinitely	4,800,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0
Domestic Tax Authority [Member]
Open Tax Year	2014 2015 2016 2017 2018
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward, Amount	$ 1,800,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward, Amount	$ 700,000
Earliest Tax Year [Member]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2033
Earliest Tax Year [Member] | Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2031